Filed Pursuant to Rule 497(e)
Registration File No.: 333-233028

BLACKROCK SCIENCE AND TECHNOLOGY TRUST

Supplement dated July 16, 2020 to the Prospectus Supplement,

Prospectus and Statement of Additional Information (“SAI”),

each dated April 29, 2020

This supplement amends certain information in the Prospectus Supplement, Prospectus and SAI, each dated April 29, 2020, of BlackRock Science and Technology Trust (the “Trust”). Unless otherwise indicated, all other information included in the Prospectus Supplement, Prospectus and SAI that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meanings as in the Prospectus Supplement, Prospectus and SAI, as applicable.

The Trust currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Trust’s Prospectus Supplement, Prospectus and SAI, as applicable:

The first sentence of the second paragraph of the cover page of the Prospectus Supplement is deleted in its entirety and replaced with the following:

The Trust is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

In the section of the Prospectus Supplement entitled “Prospectus Supplement Summary — The Trust,” the first sentence is deleted in its entirety and replaced with the following:

The Trust is a diversified, closed-end management investment company.

The first sentence of the first paragraph of the cover page of the Prospectus is deleted in its entirety and replaced with the following:

BlackRock Science and Technology Trust (the “Trust,” “we,” “us” or “our”) is a diversified, closed-end management investment company.

In the section of the Prospectus entitled “Prospectus Summary — The Trust,” the first sentence is deleted in its entirety and replaced with the following:

BlackRock Science and Technology Trust is a diversified, closed-end management investment company.

The section of the Prospectus entitled “Prospectus Summary — Special Risk Considerations — Non-Diversified Status” is deleted in its entirety.

In the section of the Prospectus entitled “The Trust,” the first sentence is deleted in its entirety and replaced with the following:

The Trust is a diversified, closed-end management investment company registered under the Investment Company Act.

The section of the Prospectus entitled “Risks — Non-Diversified Status” is deleted in its entirety.

In the section of the Prospectus entitled “Closed-End Fund Structure,” the first sentence is deleted in its entirety and replaced with the following:

The Trust is a diversified, closed-end management investment company (commonly referred to as a closed-end fund).

The first sentence of the first paragraph of the cover page of the SAI is deleted in its entirety and replaced with the following:

BlackRock Science and Technology Trust (the “Trust”) is a diversified, closed-end management investment company.

In the section of the SAI entitled “The Trust,” the first sentence is deleted in its entirety and replaced with the following:

The Trust is a diversified, closed-end management investment company registered under the Investment Company Act.

The following is added as the final paragraph of the section of the SAI entitled “Investment Objectives and Policies — Investment Restrictions — Fundamental Investment Restrictions — Notations Regarding the Trust’s Fundamental Investment Restrictions:

The Trust is currently classified as a diversified fund under the Investment Company Act. This means that the Trust may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Trust’s total assets would be invested in securities of that issuer or (b) the Trust would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Trust can invest more than 5% of its assets in one issuer. Under the Investment Company Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.

Investors should retain this supplement for future reference.